Investment in and loan to Merit Functional Foods Corporation - Disclosure of capital loan advances to subsidiary (Details) - CAD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investment In And Loan To Shareholders [Line Items]
Net investment in Merit Foods, beginning balance		$ 16,401,703
Share of loss in Merit Foods		(4,294,789)	$ (2,421,459)	$ (939,806)
Dilution gain of investment in Merit Foods		961,164	6,384,942	0
Expected credit loss provision		(83,000)
Net Investment in Merit Foods, ending balance		13,402,774	16,401,703
Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Net investment in Merit Foods, beginning balance	$ 11,000,001	16,401,703	12,204,538
Modification to loan terms	0
Capital loan advance	2,000,000
Share of loss in Merit Foods	(939,806)	(4,294,789)	(2,421,459)
Dilution gain of investment in Merit Foods		961,164	6,384,942
Interest accretion	144,343	343,503	307,875
Expected credit loss provision		(8,807)	(74,193)
Net Investment in Merit Foods, ending balance	12,204,538	13,402,774	16,401,703	12,204,538
Merit Functional Foods Corporation [Member] | Investment in share capital [Member]
Investment In And Loan To Shareholders [Line Items]
Net investment in Merit Foods, beginning balance	1	1	1
Modification to loan terms	0
Capital loan advance	0
Share of loss in Merit Foods	0	0	0
Dilution gain of investment in Merit Foods		0	0
Interest accretion	0	0	0
Expected credit loss provision		0	0
Net Investment in Merit Foods, ending balance	1	1	1	1
Merit Functional Foods Corporation [Member] | Capital Contribution [Member]
Investment In And Loan To Shareholders [Line Items]
Net investment in Merit Foods, beginning balance	0	13,508,191	9,544,708
Modification to loan terms	8,871,512
Capital loan advance	1,613,002
Share of loss in Merit Foods	(939,806)	(4,294,789)	(2,421,459)
Dilution gain of investment in Merit Foods		961,164	6,384,942
Interest accretion	0	0	0
Expected credit loss provision		0	0
Net Investment in Merit Foods, ending balance	9,544,708	10,174,566	13,508,191	9,544,708
Merit Functional Foods Corporation [Member] | Loan receivable [Member]
Investment In And Loan To Shareholders [Line Items]
Net investment in Merit Foods, beginning balance	11,000,000	2,893,511	2,659,829
Modification to loan terms	(8,871,512)
Capital loan advance	386,998
Share of loss in Merit Foods	0	0	0
Dilution gain of investment in Merit Foods		0	0
Interest accretion	144,343	343,503	307,875
Expected credit loss provision		(8,807)	(74,193)
Net Investment in Merit Foods, ending balance	$ 2,659,829	$ 3,228,207	$ 2,893,511	$ 2,659,829